Principal Accountants' Fees and Services - Disclosure of Accountants' Fees and Services (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Ernst and Young [member]
Disclosure of audit fees and other services [line items]
Statutory audit of separate and consolidated financial statements	77.00%	73.00%
Services other than statutory audit	23.00%	27.00%
Auditor's remuneration, Total Percentage	100.00%	100.00%
Price Water House Coopers [member]
Disclosure of audit fees and other services [line items]
Statutory audit of separate and consolidated financial statements	94.00%	98.00%
Services other than statutory audit	6.00%	2.00%
Auditor's remuneration, Total Percentage	100.00%	100.00%
Ernst and Young [member]
Disclosure of audit fees and other services [line items]
Statutory audit of separate and consolidated financial statements	€ 16.6	€ 16.4
Services other than statutory audit	5.0	6.0
Audit-related services	4.0	4.9
Tax	0.0	0.0
Other	1.0	1.1
Total	21.6	22.4
Price Water House Coopers [member]
Disclosure of audit fees and other services [line items]
Statutory audit of separate and consolidated financial statements	16.8	16.8
Services other than statutory audit	1.0	0.4
Audit-related services	0.7	0.4
Tax	0.0	0.0
Other	0.3
Total	€ 17.8	€ 17.2